Parent Only Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows From Operating Activities
Net income	$ 1,528	$ 1,514	$ 1,748	$ 1,820	$ 1,935	$ 2,082	$ 2,069	$ 1,791	$ 6,610	$ 7,877	$ 8,812
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net (accretion) of deferred fees and costs, premiums and discounts									(18)	(326)	(202)
Decrease (increase) in interest receivable									750	624	(174)
Decrease (increase) in other assets									734	620	(11)
Increase (decrease) in other liabilities									(328)	354	80
Increase in deferred compensation obligation under Rabbi Trust									19	21	19
Net Cash (Used In) Provided by Operating Activities									9,187	9,939	8,338
Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity									229,071	249,104	193,492
Securities held for maturity									(184,835)	(219,776)	(290,618)
Net Cash Provided by (Used In) Investing Activities									71,684	2,344	(29,913)
Cash Flows From Financing Activities
Dividends paid									6,153	2,109	2,106
Purchase of treasury stock									(27)	(11)	(2,707)
Exercise of stock options									299
Net Cash (Used in) Financing Activities									(95,232)	(30,095)	46,183
Net Increase (Decrease) in Cash and Cash Equivalents									(14,361)	(17,812)	24,608
Cash and Cash Equivalents - Beginning				40,257				58,069	40,257	58,069	33,461
Cash and Cash Equivalents - Ending	25,896				40,257				25,896	40,257	58,069
Parent Company [Member]
Cash Flows From Operating Activities
Net income									6,610	7,877	8,812
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net (accretion) of deferred fees and costs, premiums and discounts									(1)	(1)	(1)
Decrease (increase) in interest receivable									46	(27)	10
Decrease (increase) in other assets									30	4
Increase (decrease) in other liabilities									4	60	(69)
Increase in deferred compensation obligation under Rabbi Trust									19	21	23
Equity in (undistributed) earnings of subsidiary									(6,788)	(167)	(3,021)
Net Cash (Used In) Provided by Operating Activities									(80)	7,767	5,754
Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity									8,992	754	806
Securities held for maturity										(8,000)
Repayment of loan receivable from Savings Bank									751	723	695
Repayment of loan receivable from Clifton MHC									500
Loan to Clifton MHC											(250)
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Savings Bank									(149)	(138)	(150)
Net Cash Provided by (Used In) Investing Activities									10,094	(6,661)	1,101
Cash Flows From Financing Activities
Dividends paid									(6,153)	(2,109)	(2,106)
Purchase of treasury stock									(27)	(11)	(2,707)
Exercise of stock options									299
Funding restricted stock awards											309
Net Cash (Used in) Financing Activities									(5,881)	(2,120)	(4,504)
Net Increase (Decrease) in Cash and Cash Equivalents									4,133	(1,014)	2,351
Cash and Cash Equivalents - Beginning				10,151				11,165	10,151	11,165	8,814
Cash and Cash Equivalents - Ending	$ 14,284				$ 10,151				$ 14,284	$ 10,151	$ 11,165